NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan Innovators Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT Bond Index Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon	NVIT Loomis Short Term Bond Fund (formerly, NVIT
Sustainable U.S, Equity Fund)	Short Term Bond Fund)
NVIT Columbia Overseas Value Fund	NVIT Mid Cap Index Fund
NVIT Core Bond Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Federated High Income Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Money Market Fund	(formerly, NVIT AllianzGI International Growth Fund)
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund

Supplement dated December 7, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Small Cap Growth Fund (the “Fund”)

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of Wellington Management Company LLP (“Wellington Management”) as subadviser to the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), effective on or about March 11, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, Wellington Management are deleted in their entirety. Invesco Advisers, Inc. (“Invesco”) will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Invesco Small Cap Growth Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	The following supplements the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 73 of the SAI:

Name of Fund	Amount of Advisory Fee Waiver
NVIT Invesco Small Cap Growth Fund	0.009% per annum[1]

1 Until April 30, 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE